DISCONTINUED OPERATIONS (Details) - USD ($)	8 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Net sales		$ 1,017,932	$ 1,424,931
Operating expenses		$ (3,097,661)	(3,006,216)
Benefit from (provision for) income taxes			632,514
Income (loss) from discontinued operations		$ (2,079,729)	$ (948,771)